Derivative Warrants - Summary of Outstanding Derivative Warrants (Details) - 2020 Series A Warrants	12 Months Ended
Dec. 31, 2024 Warrant $ / shares [1]
Disclosure Of Detailed Information About Derivative Warrant Liability [Line Items]
Exercise price | $ / shares	$ 1.77
Warrants outstanding | Warrant	50,000
Weighted average contractual life	7 months 6 days

[1]	The conversion or exercise price, as applicable, is subject to full ratchet antidilution protection upon any subsequent transaction at a price lower than the price then in effect and standard adjustments in the event of any share split, share dividend, share combination, recapitalization or other similar transaction. If the Company issues, sells or enters into any agreement to issue or sell, any variable rate securities, the investors have the additional right to substitute the variable price (or formula) of such securities for the conversion or exercise price, as applicable.